CERTAIN TRANSACTIONS (Details 6) - Rimsa PPA [Member] $ in Millions	Mar. 31, 2016 USD ($)
Business Acquisition [Line Items]
Current Assets	$ 113
Deferred Taxes And Other Assets	590
Research and development in-process	177
Goodwil Aacquired	1,074
Product Rights	781
Trade Names	49
Total assets acquired	2,784
Current Liabilities	56
Other Liabilities	401
Total liabilities assumed	457
Net assets acquired	$ 2,327